Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 10.5%
Security	Principal Amount (000's omitted)	Value
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.356%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	$1,000	$ 957,956
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 7.091%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	550	527,921
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.261%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	733,812
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 6.991%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	500	487,013
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 7.384%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,000	958,825
Canyon Capital CLO, Ltd., Series 2019-2A, Class ER, 6.991%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	390,609
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.738%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	600	547,694
Series 2015-5A, Class DR, 6.954%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	466,289
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 6.754%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	500	483,449
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.886%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	500	476,347
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.504%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	500	466,581
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 6.004%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	600	528,602
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 6.754%, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(2)	500	490,469
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 6.091%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	450	432,992
Series 2019-1A, Class DR, 6.895%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	500	489,969
RAD CLO 5, Ltd., Series 2019-5A, Class E, 6.959%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	500	497,603
RAD CLO 7, Ltd., Series 2020-7A, Class E, 6.741%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	575	566,637
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.208%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	300	280,021
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.241%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	500	486,291
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 6.444%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	375	335,320
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 7.024%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	500	464,883
Security	Principal Amount (000's omitted)	Value
Voya CLO, Ltd., Series 2013-1A, Class DR, 6.721%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	$1,000	$ 899,929
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.481%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	550	534,932
Total Asset-Backed Securities (identified cost $13,013,031)		$ 12,504,144

Closed-End Funds — 3.2%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$ 643,188
Invesco Senior Income Trust	178,510	760,453
Nuveen Credit Strategies Income Fund	180,539	1,115,731
Nuveen Floating Rate Income Fund	73,198	732,712
Nuveen Floating Rate Income Opportunity Fund	51,054	517,687
Total Closed-End Funds (identified cost $4,361,230)		$ 3,769,771

Common Stocks — 2.4%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	29	$ 133,655
		$ 133,655
Electronics/Electrical — 0.1%
Riverbed Technology, Inc.(4)(5)	85	$ 529
Skillsoft Corp.(4)(5)	25,137	151,827
		$ 152,356
Oil and Gas — 1.2%
Nine Point Energy Holdings, Inc.(3)(4)(6)	325	$ 0
QuarterNorth Energy, Inc.(4)(5)	10,396	1,390,465
		$ 1,390,465
Radio and Television — 0.6%
Clear Channel Outdoor Holdings, Inc.(4)(5)	42,539	$ 147,185
Cumulus Media, Inc., Class A(4)(5)	18,865	187,707
iHeartMedia, Inc., Class A(4)(5)	18,090	342,443
		$ 677,335
Retailers (Except Food and Drug) — 0.1%
Phillips Pet Holding Corp.(3)(4)(5)	269	$ 97,550
		$ 97,550

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.3%
GEE Acquisition Holdings Corp.(3)(4)(5)	21,114	$ 422,914
		$ 422,914
Total Common Stocks (identified cost $2,323,579)		$ 2,874,275

Convertible Preferred Stocks — 0.0%(7)
Security	Shares	Value
Electronics/Electrical — 0.0%(7)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(4)(5)	28	$ 297
		$ 297
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)(3)(4)(6)	5	$ 0
		$ 0
Total Convertible Preferred Stocks (identified cost $5,829)		$ 297

Corporate Bonds — 4.4%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 4.875%, 5/1/29	$135	$ 126,806
		$ 126,806
Building and Development — 0.1%
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)	$135	$ 133,308
		$ 133,308
Building Products — 0.1%
Standard Industries, Inc., 4.75%, 1/15/28(1)	$135	$ 129,333
		$ 129,333
Business Equipment and Services — 0.6%
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	$325	$ 333,245
5.75%, 4/15/26(1)	325	331,923
		$ 665,168
Security	Principal Amount (000's omitted)	Value
Consumer Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	$135	$ 122,062
		$ 122,062
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$135	$ 134,543
		$ 134,543
Distribution & Wholesale — 0.1%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$135	$ 127,420
		$ 127,420
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	$135	$ 127,197
		$ 127,197
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$135	$ 122,956
		$ 122,956
Food Products — 0.5%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$500	$ 548,792
		$ 548,792
Food/Drug Retailers — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$135	$ 122,000
		$ 122,000
Health Care — 0.3%
Centene Corp., 3.375%, 2/15/30	$135	$ 127,265
LifePoint Health, Inc., 5.375%, 1/15/29(1)	135	127,830
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	135	133,468
		$ 388,563
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$135	$ 122,897
		$ 122,897
Insurance — 0.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$135	$ 133,609
		$ 133,609

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$135	$ 123,310
		$ 123,310
Media — 0.7%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$135	$ 126,931
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	1,407	546,957
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	135	128,433
		$ 802,321
Oil and Gas — 0.2%
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	$135	$ 131,223
PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)	135	139,234
		$ 270,457
Pipelines — 0.1%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$135	$ 126,429
		$ 126,429
Radio and Television — 0.3%
iHeartCommunications, Inc.:
6.375%, 5/1/26	$102	$ 105,286
8.375%, 5/1/27	185	191,954
		$ 297,240
Real Estate Investment Trusts (REITs) — 0.1%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$135	$ 128,437
		$ 128,437
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$135	$ 124,367
		$ 124,367
Technology — 0.1%
Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)	$135	$ 131,136
		$ 131,136
Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.2%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$275	$ 274,057
		$ 274,057
Total Corporate Bonds (identified cost $5,872,961)		$ 5,282,408

Senior Floating-Rate Loans — 131.1%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.2%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	179	$ 188,244
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	696	734,150
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(9)		161	159,600
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(3)		205	164,753
Spirit Aerosystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 1/15/25		247	247,226
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25		1,176	1,119,416
			$ 2,613,389
Airlines — 2.4%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		925	$ 938,545
Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		600	594,450
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		350	364,656
United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		992	982,556
			$ 2,880,207
Auto Components — 2.9%
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(10)		622	$ 558,271
Clarios Global, L.P., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/30/26		930	920,293
Dayco Products, LLC, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 5/19/23		476	469,106

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
DexKo Global, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28(9)	EUR	22	$ 23,417
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	134	145,531
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	70	75,680
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		32	31,413
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		168	164,920
Garrett LX I S.a.r.l., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28		348	341,285
LTI Holdings, Inc.:
Term Loan, 5.207%, (1 mo. USD LIBOR + 4.75%), 7/24/26		171	169,733
Term Loan, 5.207%, (1 mo. USD LIBOR + 4.75%), 7/24/26		103	102,609
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		448	428,348
			$ 3,430,606
Automobiles — 0.3%
MajorDrive Holdings IV, LLC, Term Loan, 4.563%, (3 mo. USD LIBOR + 4.00%), 6/1/28		323	$ 318,329
			$ 318,329
Beverages — 1.3%
Arterra Wines Canada, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/24/27		494	$ 489,841
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		398	366,160
Triton Water Holdings, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28		744	727,859
			$ 1,583,860
Biotechnology — 0.3%
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/12/26		183	$ 179,702
Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28		125	123,129
			$ 302,831
Building Products — 1.9%
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28		918	$ 891,264
CP Atlas Buyer, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27		569	554,736
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
LHS Borrower, LLC, Term Loan, 5.25%, (SOFR + 4.75%, Floor 0.50%), 2/16/29		350	$ 346,938
MI Windows and Doors, LLC, Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 12/18/27		139	137,445
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28		287	286,055
			$ 2,216,438
Capital Markets — 1.8%
AllSpring Buyer, LLC, Term Loan, 11/1/28(11)		399	$ 397,298
Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28		447	442,298
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		120	119,700
Focus Financial Partners, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/30/28		496	490,639
Hudson River Trading, LLC, Term Loan, 3.144%, (SOFR + 3.00%), 3/20/28		546	538,899
Mariner Wealth Advisors, LLC:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28		109	107,604
Term Loan, 3.951%, (3 mo. USD LIBOR + 3.25%), 8/18/28		16	15,395
			$ 2,111,833
Chemicals — 5.9%
Apergy Corporation, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%), 5/9/25		59	$ 58,716
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	248	271,059
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/24/27		347	342,611
Atotech B.V., Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	150	163,448
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		223	221,520
Chemours Company (The), Term Loan, 2.00%, (3 mo. EURIBOR + 2.00%), 4/3/25	EUR	279	302,268
CPC Acquisition Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/29/27		371	363,825
Ferro Corporation:
Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 2/14/24		41	40,450
Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 2/14/24		40	39,590
Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 2/14/24		49	48,763

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		359	$ 354,263
Groupe Solmax, Inc., Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 5/29/28		447	438,809
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		100	98,783
INEOS Finance PLC, Term Loan, 3.25%, (1 mo. EURIBOR + 2.75%, Floor 0.50%), 11/4/28	EUR	175	191,779
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		993	975,338
INEOS US Finance, LLC, Term Loan, 11/8/28(11)		150	147,562
Kraton Corporation, Term Loan, 3.99%, (3 mo. USD LIBOR + 3.25%), 3/15/29		125	123,594
Lonza Group AG:
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28		645	631,625
Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/3/28		75	73,246
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 9/29/27		272	270,899
Momentive Performance Materials, Inc., Term Loan, 3.70%, (1 mo. USD LIBOR + 3.25%), 5/15/24		219	216,533
Olympus Water U.S. Holding Corporation, Term Loan, 4.746%, (3 mo. USD LIBOR + 3.75%), 11/9/28		698	681,916
Orion Engineered Carbons GmbH, Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 9/24/28		100	97,199
Rohm Holding GmbH, Term Loan, 5.269%, (6 mo. USD LIBOR + 4.75%), 7/31/26		447	424,237
Venator Materials Corporation, Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 8/8/24		167	159,604
W.R. Grace & Co.-Conn., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/22/28		299	297,426
			$ 7,035,063
Commercial Services & Supplies — 5.8%
Belfor Holdings, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 4/6/26		243	$ 242,214
EnergySolutions, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/9/25		1,733	1,701,867
Garda World Security Corporation, Term Loan, 4.71%, (1 mo. USD LIBOR + 4.25%), 10/30/26		1,495	1,483,677
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		25	24,628
IRI Holdings, Inc., Term Loan, 4.707%, (1 mo. USD LIBOR + 4.25%), 12/1/25		769	767,404
LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28		175	172,544
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
Monitronics International, Inc., Term Loan, 8.75%, (1 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24	357	$ 295,037
PECF USS Intermediate Holding III Corporation, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 12/15/28	449	445,348
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	384	372,160
SITEL Worldwide Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28	398	395,471
TMS International Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/14/24	123	122,666
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	296	295,139
Werner FinCo, L.P., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/24/24	526	522,543
		$ 6,840,698
Communications Equipment — 0.1%
Digi International, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 11/1/28	103	$ 103,124
		$ 103,124
Construction Materials — 0.8%
Quikrete Holdings, Inc., Term Loan, 6/11/28(11)	1,000	$ 983,681
		$ 983,681
Containers & Packaging — 1.3%
Berlin Packaging, LLC, Term Loan, 4.338%, (USD LIBOR + 3.75%), 3/11/28(10)	323	$ 320,869
Clydesdale Acquisition Holdings, Inc., Term Loan, 3/30/29(11)	150	147,643
Pregis TopCo Corporation, Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 7/31/26	293	287,751
Pretium PKG Holdings, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28	150	145,697
Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 10/1/29	100	97,375
Reynolds Group Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28	249	242,656
Trident TPI Holdings, Inc., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/17/24	360	356,606
		$ 1,598,597
Distributors — 0.6%
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	744	$ 736,001

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors (continued)
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(3)		50	$ 39,721
			$ 775,722
Diversified Consumer Services — 0.5%
Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/11/28		175	$ 172,708
KUEHG Corp., Term Loan - Second Lien, 9.256%, (3 mo. USD LIBOR + 8.25%), 8/22/25		200	199,625
Sotheby's, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27		205	205,489
			$ 577,822
Diversified Financial Services — 0.9%
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	250	$ 275,295
Sandy BidCo B.V., Term Loan, 6/12/28(11)	EUR	275	304,155
Zephyr Bidco Limited, Term Loan, 5.471%, (SONIA + 4.75%), 7/23/25	GBP	350	450,582
			$ 1,030,032
Diversified Telecommunication Services — 3.2%
Altice France S.A.:
Term Loan, 3.927%, (3 mo. USD LIBOR + 3.69%), 1/31/26		338	$ 331,010
Term Loan, 4.506%, (3 mo. USD LIBOR + 4.00%), 8/14/26		995	977,759
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		186	181,680
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		384	316,921
Numericable Group S.A., Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	214	232,934
Virgin Media Bristol, LLC, Term Loan, 3.647%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,825	1,813,309
			$ 3,853,613
Electrical Equipment — 0.7%
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		547	$ 541,891
II-VI Incorporated, Term Loan, 12/1/28(11)		250	247,292
			$ 789,183
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components — 1.1%
Chamberlain Group, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/3/28		399	$ 394,511
Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28		250	244,688
Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		175	173,544
TTM Technologies, Inc., Term Loan, 2.731%, (1 mo. USD LIBOR + 2.50%), 9/28/24		64	63,964
Verisure Holding AB, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	375	408,362
			$ 1,285,069
Energy Equipment & Services — 0.0%(7)
Ameriforge Group, Inc., Term Loan, 12.594%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(9)		23	$ 11,576
			$ 11,576
Engineering & Construction — 3.0%
Amentum Government Services Holdings, LLC, Term Loan, 4.647%, (SOFR + 4.00%), 2/15/29		175	$ 174,052
American Residential Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 10/15/27		272	269,526
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		1,707	1,635,666
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		605	603,098
Pike Corporation, Term Loan, 3.46%, (1 mo. USD LIBOR + 3.00%), 1/21/28		240	238,078
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28		697	691,276
			$ 3,611,696
Entertainment — 4.2%
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		222	$ 221,355
AMC Entertainment Holdings, Inc., Term Loan, 3.352%, (1 mo. USD LIBOR + 3.00%), 4/22/26		825	736,317
Crown Finance US, Inc.:
Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 2/28/25		940	728,084
Term Loan, 4.25%, (6 mo. USD LIBOR + 2.75%), 9/30/26		684	518,951
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(12)		359	424,690

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Renaissance Holding Corp., Term Loan - Second Lien, 7.457%, (1 mo. USD LIBOR + 7.00%), 5/29/26		1,075	$ 1,068,281
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	1,333	1,288,075
			$ 4,985,753
Food Products — 1.1%
8th Avenue Food & Provisions, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 10/1/25		149	$ 134,698
CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/8/28		125	122,344
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28		125	123,129
Shearer's Foods, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		197	191,773
Simply Good Foods USA, Inc., Term Loan, 3.792%, (SOFR + 3.25%), 7/7/24		115	114,766
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28		269	267,191
United Petfood Group B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	350	377,266
			$ 1,331,167
Health Care Equipment & Supplies — 2.4%
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		399	$ 393,015
CryoLife, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 6/1/27		215	212,206
Gloves Buyer, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/29/27		697	686,416
Journey Personal Care Corp., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/1/28		571	544,650
Medline Borrower, L.P., Term Loan, 10/23/28(11)		1,000	990,622
			$ 2,826,909
Health Care Providers & Services — 8.4%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/7/28		274	$ 273,970
Biogroup-LCD, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/9/28	EUR	125	135,127
BW NHHC Holdco, Inc., Term Loan, 5.488%, (3 mo. USD LIBOR + 5.00%), 5/15/25		1,042	789,856
Cano Health, LLC, Term Loan, 4.507%, (SOFR + 4.00%), 11/23/27		999	986,857
CCRR Parent, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 3/6/28		248	248,785
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cerba Healthcare S.A.S.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	125	$ 135,663
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/15/29	EUR	150	165,380
CHG Healthcare Services, Inc., Term Loan, 5.00%, (USD LIBOR + 3.50%), 9/29/28(10)		274	271,687
Covis Finco S.a.r.l., Term Loan, 7.25%, (SOFR + 6.50%, Floor 0.75%), 2/18/27		250	230,000
Electron BidCo, Inc., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 11/1/28		200	198,150
Envision Healthcare Corporation, Term Loan, 4.195%, (1 mo. USD LIBOR + 3.75%), 10/10/25		1,157	778,249
Hanger, Inc., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 3/6/25		480	477,000
IVC Acquisition Ltd., Term Loan, 4.00%, (2 mo. EURIBOR + 4.00%), 2/13/26	EUR	400	440,050
LSCS Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 12/16/28		175	172,890
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(9)		56	55,633
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/1/28		294	292,071
Midwest Physician Administrative Services, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 3/12/28		248	244,747
Option Care Health, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/27/28		100	99,043
Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		273	270,151
Pediatric Associates Holding Company, LLC:
Term Loan, 0.00%, 12/29/28(9)		20	19,490
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/29/28		129	127,442
Phoenix Guarantor, Inc., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 3/5/26		744	736,447
Radiology Partners, Inc., Term Loan, 4.706%, (1 mo. USD LIBOR + 4.25%), 7/9/25		150	148,312
Sound Inpatient Physicians, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 6/27/25		217	215,480
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		720	714,852
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	163,518
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		1,162	1,109,896

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28	274	$ 272,171
WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28	175	174,216
		$ 9,947,133
Health Care Technology — 4.8%
Bracket Intermediate Holding Corp., Term Loan, 4.466%, (3 mo. USD LIBOR + 4.25%), 9/5/25	410	$ 407,562
Certara L.P., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 8/15/26	477	474,152
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	1,000	995,893
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27	148	148,071
GHX Ultimate Parent Corporation, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/28/24	430	428,109
Imprivata, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	995	990,000
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28	275	272,078
PointClickCare Technologies, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	297	294,773
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	545	539,191
Symplr Software, Inc., Term Loan, 5.251%, (3 mo. USD LIBOR + 4.50%), 12/22/27	446	440,301
Verscend Holding Corp., Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 8/27/25	706	705,086
		$ 5,695,216
Hotels, Restaurants & Leisure — 2.5%
Carnival Corporation:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25	614	$ 599,632
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28	648	634,867
ClubCorp Holdings, Inc., Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 9/18/24	397	377,969
Oravel Stays Singapore Pte. Ltd., Term Loan, 9.21%, (3 mo. USD LIBOR + 8.25%), 6/23/26	273	272,938
Raptor Acquisition Corp., Term Loan, 4.934%, (3 mo. USD LIBOR + 4.00%), 11/1/26	449	447,080
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28	224	221,846
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
SMG US Midco 2, Inc., Term Loan, 2.844%, (USD LIBOR + 2.50%), 1/23/25(10)	120	$ 115,848
Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28	299	297,847
		$ 2,968,027
Household Durables — 1.7%
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25	356	$ 368,316
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	518	520,182
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	1,187	1,122,864
		$ 2,011,362
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26	100	$ 99,293
		$ 99,293
Industrial Conglomerates — 0.3%
SPX Flow, Inc., Term Loan, 3/16/29(11)	350	$ 341,305
		$ 341,305
Insurance — 1.1%
AssuredPartners, Inc., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 2/12/27	696	$ 689,147
NFP Corp., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 2/15/27	595	585,581
		$ 1,274,728
Interactive Media & Services — 1.3%
Buzz Merger Sub, Ltd.:
Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 1/29/27	270	$ 267,815
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27	27	26,639
Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	543	538,916
Getty Images, Inc., Term Loan, 5.063%, (3 mo. USD LIBOR + 4.50%), 2/19/26	766	762,668
		$ 1,596,038

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Internet & Direct Marketing Retail — 1.2%
Adevinta ASA:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	575	$ 630,528
Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 6/26/28		149	146,940
CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27		695	691,875
			$ 1,469,343
IT Services — 3.1%
EP Purchaser, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/6/28		100	$ 99,479
Indy US Bidco, LLC:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	198	218,304
Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 3/5/28		347	344,343
Informatica, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%), 10/27/28		650	643,500
Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		444	406,791
NAB Holdings, LLC, Term Loan, 3.801%, (SOFR + 3.00%), 11/23/28		299	295,584
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		746	732,706
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		522	517,282
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		456	444,372
			$ 3,702,361
Leisure Products — 0.7%
Amer Sports Oyj, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	800	$ 886,549
			$ 886,549
Life Sciences Tools & Services — 1.5%
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		148	$ 147,107
Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26		682	677,430
IQVIA, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/7/24		299	296,561
LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	225	245,017
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/21/27		147	$ 144,078
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		300	297,187
			$ 1,807,380
Machinery — 5.7%
AI Aqua Merger Sub, Inc., Term Loan, 7/31/28(11)		600	$ 595,250
Albion Financing 3 S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 8/17/26		399	394,511
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		537	532,084
American Trailer World Corp., Term Loan, 4.50%, (SOFR + 3.75%, Floor 0.75%), 3/3/28		373	359,953
Conair Holdings, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/17/28		597	588,493
Delachaux Group S.A., Term Loan, 4.799%, (3 mo. USD LIBOR + 4.50%), 4/16/26		213	207,708
DiversiTech Holdings, Inc.:
Term Loan, 0.00%, 12/22/28(9)		34	33,900
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/22/28		166	163,850
Engineered Machinery Holdings, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/19/28		894	883,633
Filtration Group Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28		174	172,710
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27		769	760,367
Granite Holdings US Acquisition Co., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 9/30/26		544	539,434
Illuminate Buyer, LLC, Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 6/30/27		352	340,863
Penn Engineering & Manufacturing Corp., Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/27/24		83	82,031
TK Elevator Topco GmbH, Term Loan, 3.625%, (6 mo. EURIBOR + 3.625%), 7/29/27	EUR	150	164,319
Vertical US Newco, Inc., Term Loan, 4.011%, (USD LIBOR + 3.50%), 7/30/27(10)		591	586,771
Zephyr German BidCo GmbH, Term Loan, 3.40%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	300	327,634
			$ 6,733,511
Media — 1.9%
Diamond Sports Group, LLC, Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26		237	$ 240,757
Gray Television, Inc.:
Term Loan, 2.731%, (1 mo. USD LIBOR + 2.50%), 2/7/24		116	115,398

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Gray Television, Inc.: (continued)
Term Loan, 2.731%, (1 mo. USD LIBOR + 2.50%), 1/2/26	276	$ 274,811
Term Loan, 3.231%, (1 mo. USD LIBOR + 3.00%), 12/1/28	249	248,466
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	250	249,499
Nexstar Broadcasting, Inc., Term Loan, 2.731%, (1 mo. USD LIBOR + 2.50%), 9/18/26	216	215,102
Sinclair Television Group, Inc., Term Loan, 2.96%, (1 mo. USD LIBOR + 2.50%), 9/30/26	293	284,334
Univision Communications, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26	596	593,490
		$ 2,221,857
Metals/Mining — 1.2%
Dynacast International, LLC, Term Loan, 10.00%, (3 mo. USD LIBOR + 9.00%, Floor 1.00%), 10/22/25	163	$ 164,702
PMHC II, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	802	799,164
WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28	124	122,914
Zekelman Industries, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 1/24/27	290	285,764
		$ 1,372,544
Oil, Gas & Consumable Fuels — 6.1%
Centurion Pipeline Company, LLC:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 9/29/25	121	$ 119,376
Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 9/28/25	99	97,516
CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	1,102	1,091,101
CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	2,175	2,174,572
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	2,726	2,712,012
Freeport LNG Investments, LLP, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/21/28	175	173,928
Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28	200	198,097
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/17/25		324	$ 322,131
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		378	379,541
			$ 7,268,274
Personal Products — 0.5%
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/1/26		545	$ 541,608
			$ 541,608
Pharmaceuticals — 3.3%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		306	$ 306,897
Bausch Health Companies, Inc., Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 6/2/25		558	553,925
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		744	742,772
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		824	755,306
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		1,343	1,231,709
Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	275	291,670
			$ 3,882,279
Professional Services — 1.9%
AlixPartners, LLP, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	248	$ 269,975
Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	375	409,723
Brown Group Holding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/7/28		645	634,920
Employbridge, LLC, Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 7/14/28		448	444,056
Trans Union, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28		456	452,811
			$ 2,211,485
Road & Rail — 2.8%
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		1,139	$ 1,115,730

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
PODS, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28		746	$ 739,161
Uber Technologies, Inc., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 4/4/25		1,493	1,490,061
			$ 3,344,952
Semiconductors & Semiconductor Equipment — 0.8%
Allegro Microsystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27		21	$ 21,048
Altar Bidco, Inc.:
Term Loan, 3.85%, (SOFR + 3.35%, Floor 0.50%), 2/1/29		325	321,344
Term Loan - Second Lien, 6.10%, (1 mo. USD LIBOR + 5.60%, Floor 0.50%), 2/1/30		125	123,750
Bright Bidco B.V., Term Loan, 4.774%, (6 mo. USD LIBOR + 3.50%), 6/30/24		715	433,442
Cohu, Inc., Term Loan, 3.519%, (6 mo. USD LIBOR + 3.00%), 10/1/25		106	104,835
			$ 1,004,419
Software — 26.7%
AppLovin Corporation:
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28		374	$ 371,929
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 8/15/25		645	642,420
AQA Acquisition Holding, Inc., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/3/28		422	420,407
Astra Acquisition Corp.:
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28		449	439,336
Term Loan - Second Lien, 9.625%, (1 mo. USD LIBOR + 8.875%, Floor 0.75%), 10/22/29		425	418,625
Avaya, Inc., Term Loan, 4.397%, (1 mo. USD LIBOR + 4.00%), 12/15/27		100	98,900
Banff Merger Sub, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	121	134,093
Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 10/2/25		1,487	1,479,956
Term Loan - Second Lien, 6.00%, (1 mo. USD LIBOR + 5.50%, Floor 0.50%), 2/27/26		225	223,383
Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		200	199,000
CentralSquare Technologies, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 8/29/25		1,559	1,476,340
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Cloudera, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28	700	$ 693,875
Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29	200	197,500
Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	920	910,336
Cornerstone OnDemand, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	350	346,937
Delta TopCo, Inc., Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28	1,000	987,500
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28	422	417,597
ECI Macola Max Holding, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/9/27	593	586,821
Epicor Software Corporation, Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28	375	384,000
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	719	719,018
Hyland Software, Inc., Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25	1,787	1,787,912
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	693	685,958
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	347	341,411
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27	1,318	1,302,131
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	758	752,510
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28	2,070	2,054,935
Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29	550	545,875
Marcel LUX IV S.a.r.l., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27	50	50,056
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28	100	99,437
McAfee, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 3/1/29	700	695,450
Mediaocean, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28	150	148,750
Panther Commercial Holdings, L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	397	395,399
Proofpoint, Inc., Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28	998	987,758
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	1,692	1,675,008

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28		697	$ 686,052
Seattle Spinco, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 6/21/24		257	254,686
Sophia, L.P., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/7/27		1,341	1,329,026
Sovos Compliance, LLC:
Term Loan, 4.50%, 8/11/28(9)		40	40,497
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28		234	233,917
Sportradar Capital S.a.r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	250	271,377
SurveyMonkey, Inc., Term Loan, 4.21%, (1 mo. USD LIBOR + 3.75%), 10/10/25		406	403,787
Tibco Software, Inc., Term Loan - Second Lien, 7.71%, (1 mo. USD LIBOR + 7.25%), 3/3/28		2,250	2,249,437
Turing Midco, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 3/23/28		142	140,413
Ultimate Software Group, Inc. (The), Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26		1,079	1,071,800
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27		371	369,935
Veritas US, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	148	159,708
Term Loan, 6.006%, (3 mo. USD LIBOR + 5.00%), 9/1/25		1,207	1,135,269
Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28		746	738,555
			$ 31,755,022
Specialty Retail — 3.6%
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	275	$ 298,768
Great Outdoors Group, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		1,284	1,280,789
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27		995	976,100
L1R HB Finance Limited:
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	200	159,710
Term Loan, 5.93%, (SONIA + 5.25%), 9/2/24	GBP	200	190,856
LIDS Holdings, Inc., Term Loan, 6.50%, (SOFR + 5.50%, Floor 1.00%), 12/14/26		121	118,878
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mattress Firm, Inc., Term Loan, 5.64%, (6 mo. USD LIBOR + 4.25%), 9/25/28		323	$ 317,312
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28		995	992,015
			$ 4,334,428
Trading Companies & Distributors — 4.3%
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		247	$ 245,435
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		1,486	1,485,307
Hillman Group, Inc. (The):
Term Loan, 2.79%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(9)		38	37,335
Term Loan, 3.197%, (1 mo. USD LIBOR + 2.75%), 7/14/28		158	155,155
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27		323	316,035
Patagonia Bidco Limited:
Term Loan, 5.73%, (SONIA + 5.25%), 3/5/29	GBP	317	402,633
Term Loan, 5.73%, (SONIA + 5.25%), 3/5/29	GBP	58	73,206
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		2,030	2,018,084
TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		348	339,767
			$ 5,072,957
Utilities — 0.9%
CQP Holdco L.P., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 6/5/28		1,019	$ 1,014,825
			$ 1,014,825
Total Senior Floating-Rate Loans (identified cost $158,631,382)			$155,654,094

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(4)(5)	102,872	$ 0
		$ 0

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	2,169	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(4)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.9%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(13)	2,232,073	$ 2,231,850
Total Short-Term Investments (identified cost $2,231,547)		$ 2,231,850
Total Investments — 153.5% (identified cost $186,439,559)		$182,316,839
Less Unfunded Loan Commitments — (0.3)%		$ (371,972)
Net Investments — 153.2% (identified cost $186,067,587)		$181,944,867
Other Assets, Less Liabilities — (21.5)%		$(25,576,930)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (31.7)%		$(37,602,066)
Net Assets Applicable to Common Shares — 100.0%		$118,765,871
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $17,113,179 or 14.4% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Restricted security.
(7)	Amount is less than 0.05%.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2022, the total value of unfunded loan commitments is $366,706.
(10)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	This Senior Loan will settle after March 31, 2022, at which time the interest rate will be determined.
(12)	Fixed-rate loan.
(13)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	4,585,894	USD	5,102,495	Standard Chartered Bank	4/4/22	$ —	$(29,351)
USD	5,157,444	EUR	4,585,894	Standard Chartered Bank	4/4/22	84,300	—
USD	1,372,828	EUR	1,225,065	State Street Bank and Trust Company	4/29/22	16,607	—
USD	1,094,407	EUR	974,948	State Street Bank and Trust Company	4/29/22	15,081	—
USD	1,001,390	EUR	892,573	State Street Bank and Trust Company	4/29/22	13,258	—
USD	811,067	EUR	722,731	State Street Bank and Trust Company	4/29/22	10,960	—
USD	5,106,798	EUR	4,585,894	Standard Chartered Bank	5/3/22	29,322	—
USD	164,030	EUR	147,155	State Street Bank and Trust Company	5/31/22	914	—
USD	754,516	EUR	677,978	Standard Chartered Bank	6/30/22	1,910	—
USD	717,822	EUR	642,486	State Street Bank and Trust Company	6/30/22	4,615	—
USD	666,195	EUR	596,620	State Street Bank and Trust Company	6/30/22	3,902	—
USD	604,662	EUR	542,383	State Street Bank and Trust Company	6/30/22	2,577	—
USD	717,520	EUR	645,435	State Street Bank and Trust Company	6/30/22	1,039	—
USD	435,375	GBP	331,363	State Street Bank and Trust Company	6/30/22	200	—
USD	251,465	GBP	191,410	State Street Bank and Trust Company	6/30/22	90	—
USD	450,682	GBP	344,539	State Street Bank and Trust Company	6/30/22	—	(1,795)
						$184,775	$(31,146)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At March 31, 2022, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At March 31, 2022, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.,	7/15/14	325	$15,070	$0
Total Common Stocks			$15,070	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)	5/26/17	5	$ 5,000	$0
Total Convertible Preferred Stocks			$5,000	$0
Total Restricted Securities			$20,070	$0
Affiliated Investments
At March 31, 2022, the value of the Trust's investment in affiliated funds was $2,231,850, which represents 1.9% of the Trust's net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,030,292	$223,405,465	$(226,203,357)	$(781)	$231	$2,231,850	$6,979	2,232,073
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 12,504,144	$ —	$ 12,504,144
Closed-End Funds	3,769,771	—	—	3,769,771

Eaton Vance
Senior Income Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 829,162	$ 1,390,994	$ 654,119	$ 2,874,275
Convertible Preferred Stocks	—	297	0	297
Corporate Bonds	—	5,282,408	—	5,282,408
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	155,077,648	204,474	155,282,122
Warrants	—	0	0	0
Miscellaneous	—	—	0	0
Short-Term Investments	—	2,231,850	—	2,231,850
Total Investments	$4,598,933	$176,487,341	$ 858,593	$181,944,867
Forward Foreign Currency Exchange Contracts	$ —	$ 184,775	$ —	$ 184,775
Total	$4,598,933	$176,672,116	$ 858,593	$182,129,642
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (31,146)	$ —	$ (31,146)
Total	$ —	$ (31,146)	$ —	$ (31,146)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2022 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.